Putnam
California
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Municipal bonds have enjoyed a period of relative calm as most of the world's other securities markets continue to experience varying degrees of volatility. Popular with U.S. investors because their income escapes federal taxes, these bonds have also been beneficiaries of an environment that considerably narrowed the gap between their yields and the yields on taxable U.S. Treasury bonds. The gap has widened in recent weeks to a more traditional 90% of Treasury bond yields, but the disparity still provides a significant advantage on a taxable-equivalent basis, especially for taxpayers in the higher tax brackets.

In this environment, I am pleased to report that Putnam California Tax Exempt Income Fund delivered competitive results during the semiannual period that ended on March 31, 1999. It is encouraging also to note that your fund's management team believes continued heavy demand for municipals in a strong economy with low inflation augurs well as the fund enters the second half of fiscal 1999. In the following report, Fund Manager Leslie
J. Burke reviews performance during the fiscal period just ended and takes a look at prospects for fiscal 1999's remaining months.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999



Report from the Fund Manager
Leslie J. Burke

There is good reason for California municipal bond investors to smile. In a financial world in which volatility has become the norm, the municipal bond market has unquestionably been one of the calmest markets. Among the biggest benefits of a quiet market environment is the relative stability of your fund's net asset value. This low price volatility was complimented by a competitive total return. For the six months ended March 31, 1999, Putnam California Tax Exempt Income Fund's class A shares generated a total return of 1.26% at net asset value (-3.52% at public offering price). Results for class B and class M shares, as well as performance details for longer periods, can be found on page 6.

Total return for six months ended 3/31/99

       Class A              Class B            Class M
     NAV     POP          NAV     CDSC       NAV     POP
------------------------------------------------------------
    1.26%     -3.52%     0.93%     -3.99%   0.99%     -2.31%
------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* BOND SUPPLY TAPERS, MANAGEMENT FOCUSES ON PORTFOLIO STRUCTURE

As expected, with the slight rise in yields, the new supply of municipal bonds has tapered off both on a national level and in California. The calendar of new California issues shows about 20% fewer bonds coming to market in comparison to year-earlier levels. On the demand side, cash flow into California municipal bonds has increased, a by-product of a volatile stock market and investors' need to rebalance their portfolios. The ensuing supply/demand relationship is positive for municipal bonds.

We have focused heavily on portfolio structure since the start of the fiscal year and we continue to concentrate maturities toward the intermediate and long end of the yield curve, a range that falls primarily between 7 and 12 years. These relatively neutral maturities should perform well in a stable interest-rate environment.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Water and sewer     21.7%

Utilities           13.3%

Health care         11.5%

Transportation      11.4%

Education            4.7%

Footnote reads:
*Based on net assets as of 3/31/99. Holdings will vary over time.


The fund had also held a heavy concentration of 5% coupon bonds that were at or near a dollar price of par or $100. Since a bond price usually begins to lose upward price momentum as it approaches par, these bonds did not offer opportunities for appreciation in a potentially stronger market. Consequently, we began to sell par bonds and purchase higher- and lower-coupon bonds selling at discounts or premiums. Through these coupon alterations, we can create opportunities for price appreciation without investing in longer-term bonds and thereby increasing the fund's interest-rate risk.

For some time now we have allocated about 10% of the portfolio to California general obligation bonds. During this time, the state has enjoyed several credit upgrades from all three rating agencies. Since we believe that these bonds may be at or near full potential in terms of price appreciation, we have begun to redeploy some of these assets into other areas with greater performance potential.

* WIDER CREDIT SPREADS CREATE INCOME OPPORTUNITIES

Although they lagged the credit spread widening of the taxable markets last fall, municipal quality spreads also widened late in 1998. Lower quality spreads widened to the point of justifying the selective use of lower-rated higher-yielding bonds to increase the fund's income. Several such higher-yielding issues have come from the tax-backed sector in which the bond is backed by the revenues from residential and commercial property taxes. The health-care sector has also provided some opportunities especially since the overall sector has experienced the negative spillover effects of the highly publicized Philadelphia Graduate Hospital default.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

BB -- 3.2%

BBB/Baa -- 10.9%

A -- 5.1%

AA/Aa -- 17.6%

VMIGI/A-1+ -- 0.3%

AAA/Aaa -- 62.9%

Footnote reads:
*As a percentage of market value as of 3/31/99. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


"The credit quality of municipal bond issuers is the highest it has been in a decade."
-- Tax Angles, April 1999


Such negative spillover effects in certain sectors are one reason why we have always considered security selection and credit analysis critical elements of the fund's investment strategy. Opportunity comes from choosing bonds correctly, not from overall sector performance. Security and credit research becomes even more important when we invest in bonds that carry ratings below investment grade, which many health-care sector bonds do, because they can add significantly to the fund's income.

* FUND BENEFITS FROM REFUNDINGS

One example of an issue that has performed well is the Duarte Hospital certificates of obligation issued by the City of Hope Medical Center. The Duarte Hospital is a high-end cancer hospital specializing in bone marrow transplants. These bonds were refunded during this reporting period and their rating was upgraded resulting in substantial price appreciation. In a refunding, the issuer floats a second bond at a lower interest rate to pay off an older bond at its first call date. Proceeds from the new bond are invested in an escrow of U.S. Treasury securities that have the highest credit rating possible.


Q:Why is low inflation good for the bond market?

A:Inflation has always received a bad rap from investors. After positive economic news about job growth, rising wages, or increasing housing starts -- all harbingers of inflation -- prices in the bond market usually fall. As a general rule, steep rises in economic growth lead to higher inflation, which raises the costs of goods and services. Over the long term, inflation erodes a bond's fixed value. This explains why the bond market tends to react negatively to reports of stronger economic growth.

The stable, low inflation rates of the past few years, however, have been favorable for bonds and the value of your investment. While inflation fears arise often and affect the markets in the short term, current economic indicators do not substantiate higher inflation. Ultimately, low inflation means more money in a bond investor's pocket.


Another refunding that took place over the period was that of the San Mateo County Power Authority revenue bonds. Since these bonds were FSA insured and Aaa rated to begin with, price appreciation was primarily the result of the new earlier maturity -- the first call date on the older bonds -- that occurred as a result of the refunding.

The fund continues to hold the San Joaquin Hills Toll Road revenue bonds, which have performed well because of successful marketing of an attractive alternative route. The Eastern Foothill Transportation Corridor revenue bonds also continue to provide the fund with attractive income. This toll road opened 14 months ahead of schedule, which provided the issuer with that much extra in toll revenues -- always a favorable beginning. Later this spring, we expect that the Eastern Foothill bonds will be prerefunded and are looking forward to the potential rewards from such a move.

* DIVERSIFIED ECONOMY, NO CLEAR EVIDENCE OF INFLATION

California has undeniably felt the effects of Asia's and Mexico's economic problems. But there are elements of the highly diversified California economy that have helped offset these problems, such as the strong demand for computer services, new home construction, and sales of household durable goods (furniture, appliances, and floor and window coverings). We do have a small but growing concern about the concentration of technology-related industries in California. With the high valuations and abundance of stock options driving many individual incomes and spending habits, there may be repercussions in the economy down the road.

With inflation remaining low despite strong economic growth and low unemployment, a new awareness is emerging: strong growth does not necessarily translate into higher prices or inflation. Since upward pressure on inflation is quite negative for bonds, this new insight is positive news for the California bond market.

With inflation in the United States ranging from 0% to 2% over the past 12 months, depending on the measure used, investors have not yet realized that real rates of return are actually quite attractive. Accustomed to higher rates of inflation hovering in the 3% to 4% range, investors need to reset their expectations about what constitutes a good rate of return. Simply put, a yield of 5% with 1% inflation is better than a 6% yield with 3% inflation. It is always important to evaluate the effects of inflation -- in this case, positive effects -- as you review your fund's performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam California Tax Exempt Income Fund is designed for investors seeking high current income free from federal and California income taxes, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 3/31/99

                          Class A           Class B            Class M
(inception date)         (4/23/83)         (1/4/93)           (2/14/95)
                        NAV    POP        NAV   CDSC         NAV     POP
------------------------------------------------------------------------------
6 months               1.26%   -3.52%    0.93%   -3.99%    0.99%   -2.31%
------------------------------------------------------------------------------
1 year                 5.40     0.35     4.72    -0.28     4.96     1.59
------------------------------------------------------------------------------
5 years               41.07    34.37    36.55    34.55    38.51    33.98
Annual average         7.12     6.09     6.43     6.11     6.73     6.02
------------------------------------------------------------------------------
10 years             112.07   102.01    96.32    96.32   103.65    97.02
Annual average         7.81     7.28     6.98     6.98     7.37     7.02
------------------------------------------------------------------------------
Life of fund         268.96   251.43   224.71   224.71   243.89   232.69
Annual average         8.55     8.21     7.68     7.68     8.07     7.84
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                                    Lehman Brothers Municipal      Consumer
                                           Bond Index            price index
------------------------------------------------------------------------------
6 months                                       1.49%                0.98%
------------------------------------------------------------------------------
1 year                                         6.20                 1.73
------------------------------------------------------------------------------
5 years                                       44.43                12.09
Annual average                                 7.63                 2.31
------------------------------------------------------------------------------
10 years                                     120.84                34.91
Annual average                                 8.25                 3.04
------------------------------------------------------------------------------
Life of fund                                 288.92                67.34
Annual average                                 8.91                 3.29
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/99

                                  Class A       Class B         Class M
--------------------------------------------------------------------------
Distributions (number)               6             6               6
--------------------------------------------------------------------------
Income                           $0.213218     $0.184437       $0.199819
--------------------------------------------------------------------------
Capital gains1
 Long-term                        0.040100      0.040100        0.040100
--------------------------------------------------------------------------
 Short-term                       0.006900      0.006900        0.006900
--------------------------------------------------------------------------
Total                            $0.260218     $0.231437       $0.246819
--------------------------------------------------------------------------
Share value:                     NAV    POP        NAV         NAV    POP
--------------------------------------------------------------------------
9/30/98                        $8.89   $9.33     $8.88       $8.88   $9.18
--------------------------------------------------------------------------
3/31/99                         8.74    9.18      8.73        8.72    9.01
--------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------
Current dividend rate2          4.85%   4.62%     4.21%       4.59%   4.44%
---------------------------------------------------------------------------
Taxable equivalent3             8.85    8.43      7.69        8.38    8.11
---------------------------------------------------------------------------
Current 30-day SEC yield4       4.11    3.91      3.46        3.82    3.70
---------------------------------------------------------------------------
Taxable equivalent3             7.50    7.14      6.32        6.97    6.75
---------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 45.22% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements


These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of Assets and Liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares.

Statement of Operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in Net Assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial Highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table. A separate table is provided for each share class, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The fund's portfolio
March 31, 1999 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC           -- AMBAC Indemnity Corporation
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FRB             -- Floating Rate Bond
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
IF COP          -- Inverse Floating Rate Certificate of Participation
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes




MUNICIPAL BONDS AND NOTES (99.7%) (a)
PRINCIPAL AMOUNT                                                                               RATINGS(RAT)          VALUE
California (97.7%)
--------------------------------------------------------------------------------------------------------------------------
                     Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
     $    9,500,000    5 1/4s, 10/1/21                                                          Aaa         $    9,713,750
         10,195,000    5 1/8s, 10/1/14                                                          Aaa             10,653,775
         16,000,000  Anaheim, IF COP, MBIA, 8.77s, 7/16/23                                      Aaa             20,040,000
         24,000,000  Anaheim, Pub. Fin. Auth. IFB, MBIA, 9.07s, 12/28/18                        Aaa             31,380,000
         10,000,000  Anaheim, Pub. Fin. Auth. Rev. Bonds
                       (Pub. Improvements), Ser. A, FSA, 5s, 3/1/37                             Aaa              9,837,500
         30,275,000  Berkeley, Hlth. Fac. Rev. Bonds (Alta Bates
                       Med. Ctr.), Ser. A, 6.55s, 12/1/22                                       A+              33,832,313
         10,000,000  Beverly Hills, COP (Civic Ctr. Impt.), 6 3/4s, 6/1/19                      Aa3             10,256,600
                     Brentwood, Infrastructure Auth. Rev. Bonds, Ser. 94-1
          6,000,000    5 5/8s, 9/2/29                                                           BB/P             5,835,000
          2,500,000    5.6s, 9/2/19                                                             BB/P             2,456,250
                     CA Edl. Fac. Auth. Rev. Bonds (U. of Southern CA)
         15,745,000    Ser. B, 6 3/4s, 10/1/15                                                  AA              16,345,042
         20,000,000    Ser. C, 5 1/8s, 10/1/28                                                  AA              20,075,000
                     CA Hlth. Fac. Auth. Rev. Bonds
          2,000,000    (Summit Med. Ctr.), Ser. A, 7.6s, 5/1/15                                 Baa3             2,046,300
         12,335,000    (Summit Med. Ctr.), Ser. B, 7.6s, 5/1/15                                 Baa3            12,620,555
          9,000,000    (CedarKnoll), Ser. B, 7 1/2s, 8/1/20                                     A+               9,663,750
          7,175,000    (Summit Med. Ctr.), Ser. B, 7 1/2s, 5/1/09                               Baa3             7,340,599
         10,000,000    (Mercy Hlth. Syst.), Ser. C, MBIA, 7 1/4s, 7/1/15 (SEG)                  AAA             10,265,000
         21,000,000    (Catholic Healthcare West.), Ser. A, AMBAC,
                       5s, 7/1/21                                                               Aaa             20,711,250
         35,385,000  CA Hlth. Fac. Fin. Auth. IFB, Ser. B, MBIA, 5s, 7/1/14                     AAA             35,385,000
         12,500,000  CA Hlth. Fac. Fin. Auth. Rev. Bonds
                       (INSD-Sutter Hlth.), Ser. A, 5.35s, 8/15/28                              Aaa             12,812,500
         14,250,000  CA Housing Fin. Agcy. IFB, FHA Insd., 9.621s, 8/1/23                       Aa2             16,458,750
         10,290,000  CA Poll. Control Fin. Auth. Solid Waste Disp.
                       Rev. Bonds (Keller Canyon Landfill Co.),
                       6 7/8s, 11/1/27                                                          A-              10,855,950
         37,685,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds
                       (Jt. Pwrs. Agcy.), Ser. B, MBIA, 8.1s, 3/1/18                            Aaa             38,373,505
                     CA State G.O. Bonds
         10,000,000    AMBAC, 6 1/2s, 9/1/06                                                    Aaa             11,650,000
         24,365,000    6s, 2/1/10                                                               Aa3             27,684,731
         16,365,000    6s, 10/1/08                                                              aa3             18,676,556
         14,700,000    6s, 2/1/08                                                               Aa3             16,647,750
         16,545,000    AMBAC, 5 1/2s, 4/1/11                                                    Aaa             18,178,819
          9,000,000    5 1/2s, 10/1/07                                                          Aa3              9,933,750
         10,000,000    (Veterans), Ser. BH, 5.4s, 12/1/14                                       Aa3             10,337,500
         10,000,000    (Veterans), Ser. BH, 5.35s, 12/1/13                                      Aa3             10,337,500
         10,000,000    (Veterans), Ser. BH, 5 1/4s, 12/1/12                                     Aaa             10,362,500
         14,545,000    5s, 2/1/14                                                               Aa3             14,890,444
         20,800,000    Ser. 33, MBIA, zero % 10/1/11                                            Aa3             11,856,000
         60,000,000    Ser. 27, MBIA, zero % 9/1/11                                             Aa3             34,275,000
         37,100,000  CA State G.O. FRB, 8.751s, 9/1/12
                       (acquired 7/11/96, cost $36,543,500) (RES)                               Aa3             49,574,875
         25,500,000  CA State Rev. Bonds, FGIC, 8s, 11/1/07                                     Aaa             31,556,250
                     CA State Dept. Wtr. Res. Rev. Bonds
         13,500,000    (Central Valley), 5s, 12/1/29                                            Aa2             13,331,250
         25,000,000    Ser. O, MBIA, 4 3/4s, 12/1/29                                            Aaa             23,750,000
         24,200,000  CA State Dept. Wtr. Res. IFB (Central Valley),
                       10.27s, 12/1/12 (acquired 11/27/92,
                       cost $25,593,859) (RES)                                                  Aa2             36,027,750
                     CA State Pub. Wks. Board Lease Rev. Bonds, Ser. A
         20,690,000    (U. of CA), 7s, 9/1/15 (acquired 10/25/90,
                       cost $19,948,242) (RES)                                                  Aaa             22,164,163
         24,000,000    (Dept. of Corrections-State Prisons), 7s, 9/1/09                         Aaa             25,710,000
         28,000,000    (Dept. of Corrections-State Prisons), MBIA,
                       6 1/2s, 9/1/17                                                           Aaa             34,020,000
         59,000,000    (Dept. of Corrections-State Prisons), 6.43s, 9/1/19                      A+              64,015,000
         10,105,000    AMBAC, 5.8s, 1/1/13                                                      Aaa             11,115,500
          7,205,000    (CA Cmnty. Colleges), 5 1/2s, 12/1/09                                    A1               7,916,494
          6,000,000    (Regents U. CA), 5 1/4s, 12/1/09                                         AA3              6,517,500
          6,000,000    (Regents U. CA), 5 1/4s, 12/1/07                                         AA3              6,525,000
         33,500,000    (Dept. of Corrections-State Prisons), AMBAC,
                       5s, 12/1/19                                                              Aaa             33,835,000
          6,555,000    (Libr. & Courts Annex), 5s, 5/1/18                                       A1               6,538,613
         18,000,000  CA State U. IFB, AMBAC, 10.3s, 11/1/21
                       (acquired 3/2/92, cost $19,013,580) (RES)                                Aaa             20,745,000
                     CA Statewide Cmnty. Dev. Auth. COP
         15,000,000    (The Internext Group), 5 3/8s, 4/1/30                                    BBB             14,681,250
         10,000,000    (Childrens Hosp.), MBIA, 4 3/4s, 6/1/21                                  Aaa              9,487,500
            500,000  CA Statewide Cmnty. Dev. Auth. VRDN
                       (Barton Memorial Hosp.), 2.85s, 12/1/09                                  VMIG1              500,000
                     CA Statewide Cmntys. Dev. Auth. Apt. Dev.
                       Rev. Bonds (Irvine Apt. Cmntys.)
         12,500,000    Ser. A-4, 5 1/4s, 5/15/25 (acquired various dates
                       from 5/28/98 to 6/25/98, cost $14,505,368) (RES)                         Baa2            12,781,250
         20,000,000    Ser. A-3, 5.1s, 5/15/25 (acquired 5/28/98,
                       cost $20,000,000) (RES)                                                  Baa2            20,550,000
          5,000,000    Ser. A, 5.05s, 5/15/25 (acquired 5/28/98,
                       cost $5,000,000) (RES)                                                   Baa2             5,118,750
         30,000,000    Ser. A-2, 4.9s, 5/15/25 (acquired 5/28/98,
                       cost $30,000,000) (RES)                                                  Baa2            30,712,500
         14,000,000  Castaic Lake, Wtr. Agcy. COP (Wtr. Syst. Impt.),
                       MBIA, 7 1/8s, 8/1/16                                                     Aaa             14,980,000
         32,000,000  Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
                       5 3/4s, 8/1/22                                                           Aaa             34,160,000
                     Commerce Redev. Agcy. Rev. Bonds (No. 1), Ser. 91-A
          8,845,000    7 1/4s, 8/1/21                                                           BBB-             9,442,038
         68,280,000    zero % 8/1/21                                                            BBB-            20,227,950
                     Contra Costa, Wtr. Dist. Rev. Bonds, Ser. G, MBIA
         36,915,000    5s, 10/1/26                                                              Aaa             36,499,706
         41,500,000    5s, 10/1/24                                                              Aaa             41,085,000
         35,000,000  Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds,
                       MBIA, zero %, 9/1/17                                                     Aaa             13,037,500
         12,000,000  Contra Costa Cnty., COP (Merrrithew
                       Memorial Hosp.), MBIA, 5 3/8s, 11/1/17                                   Aaa             12,480,000
         10,000,000  Corona, COP (Vista Hosp. Syst.), Ser. B,
                       9 1/2s, 7/1/20 (acquired 10/23/92,
                       cost $10,000,000) (RES)                                                  B-/P            10,200,000
         19,000,000  Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26                         BBB-            19,023,750
                     Duarte, COP
         15,000,000    (City of Hope Med. Ctr.), 6 1/8s, 4/1/13                                 Baa2            16,650,000
         15,000,000    Ser. A, 5 1/4s, 4/1/31                                                   BBB+            14,587,500
          7,500,000    Ser. A, 5 1/4s, 4/1/24                                                   BBB+             7,359,375
         17,000,000  East Bay, Muni. Util. Rev. Bonds, MBIA, 4 3/4s, 6/1/28                     Aaa             16,171,250
         23,850,000  East Bay, Muni. Util. Dist. Rev. Bonds
                       (Wastewater Treatment), FGIC, 4 3/4s, 6/1/21                             Aaa             22,925,813
         10,725,000  El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
                       6 1/4s, 8/15/17                                                          Aaa             12,266,719
                     Foothill/Eastern Trans. Corridor Agcy. Rev. Bonds
                       (CA Toll Roads), Ser. A
         34,150,000    6 1/2s, 1/1/32                                                           BBB-            38,119,938
         38,875,000    6s, 1/1/34                                                               BBB-            42,325,156
         31,945,000    5s, 1/1/35                                                               BBB-            30,467,544
         11,460,000  Fresno, Unified School Dist. COP, 7 1/4s, 3/1/07                           A3              12,333,825
         10,510,000  Kern, High School Dist. G. O., Ser. 14, MBIA, 9.184s,
                       2/1/13 (acquired 6/29/98, cost $14,071,159) (RES)                        Aaa             13,860,063
          2,000,000  Kings Cnty., Multi-Fam. Hsg. VRDN (Edgewater
                       Isle Apts), Ser. A, 2.7s, 6/1/07                                         VMIG1            2,000,000
         15,000,000  Los Angeles Cnty., Dept. Wtr. & Elec. Pwr. Auth.
                       Rev. Bonds, Ser. A, MBIA, 7 1/4s, 9/15/30                                Aa3             16,031,250
                     Los Angeles Cnty., Metropolitan Trans. Auth.
                       Sales Tax Rev. Rev. Bonds, Ser. A
         12,150,000    (2nd Ser.), AMBAC, 5s, 7/1/25                                            Aaa             12,013,313
          6,765,000    (1st Tier-Prop A), FSA, 5s, 7/1/15                                       Aaa              6,908,756
                     Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds,
                       Ser. A,
         15,235,000    MBIA, 5 3/4s, 9/1/07                                                     Aaa             17,253,638
          7,000,000    AMBAC, 5 1/2s, 10/1/10                                                   Aaa              7,647,500
          8,000,000    AMBAC, 5 1/2s, 10/1/09                                                   Aaa              8,830,000
          9,000,000    AMBAC, 5 1/2s, 10/1/08                                                   Aaa             10,012,500
         13,000,000  Los Angeles Cnty., Sanitation Dist. Fin. Auth.
                       Rev. Bonds, Ser. A, MBIA, 5s, 10/1/23                                    Aaa             12,870,000
         21,530,000  Los Angeles, Bldg. Auth. Rev. Bonds (CA Dept.
                       Gen Svcs.), Ser. A, MBIA, 5 5/8s, 5/1/11                                 Aaa             23,925,213
            600,000  Los Angeles, Cmnty. Redev. Agcy. Multi-Fam. VRDN
                       (Promenade Towers), 2.95s, 4/1/09                                        VMIG1              600,000
         37,465,000  Los Angeles, Convention & Exhibition Ctr. Auth.
                       Lease, COP, 9s, 12/1/20                                                  Aaa             48,610,838
         19,300,000  Los Angeles, Convention & Exhibition Ctr. Auth.
                       Lease, IFB, MBIA, 7.07s, 8/15/18
                       (acquired 9/15/94, cost $21,610,242) (RES)                               Aaa             20,096,125
                     Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
          7,775,000    7.4s, 9/1/25                                                             Aa3              8,067,340
          5,605,000    (Waterworks), 7s, 2/15/22                                                Aa3              5,795,010
         51,200,000    (Electric Plant), Ser. Issue II, 6.8s, 6/1/31                            Aa3             55,232,000
         38,205,000    (Electric Plant), Ser. Issue II, 6 3/4s, 12/15/29                        Aa3             39,816,487
         25,000,000  Los Angeles, Harbor Dept. Rev. Bonds, 7.6s, 10/1/18                        AAA             32,062,500
         15,715,000  Los Angeles, Metro. Trans. Auth. Sales Tax
                       Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 7/1/08                                Aaa             17,345,431
         26,235,000  Los Angeles, Pension Auth. COP, Ser. A, MBIA,
                       6.9s, 6/30/08                                                            Aaa             31,777,144
                     Los Angeles, U. School Dist. G. O. Bonds, Ser. B, FGIC
          6,380,000    5 3/8s, 7/1/14                                                           Aaa              6,770,775
          7,455,000    5 3/8s, 7/1/13                                                           Aaa              7,939,575
          2,500,000    5 3/8s, 7/1/12                                                           Aaa              2,678,125
          8,785,000    5 3/8s, 7/1/11                                                           Aaa              9,465,838
         34,700,000  Los Angeles, Wastewater Syst. IFB, 9.3s, 6/1/19                            Aaa             41,596,625
                     Los Angeles, Wastewater Syst. Rev. Bonds
         17,150,000    Ser. B, 7.15s, 6/1/20                                                    AAA             18,243,313
         20,105,000    Ser. A, 7s, 2/1/20                                                       Aaa             21,150,862
         50,000,000    Ser. 91-5, AMBAC, 6.519s, 6/1/21                                         Aaa             51,253,000
         15,000,000    Ser. G, MBIA, 5s, 6/1/28                                                 Aaa             14,812,500
                     Metropolitan Wtr. Dist G. O. Bonds, Ser. A
          2,500,000    5 1/4s, 3/1/13                                                           Aaa              2,640,625
          4,000,000    5 1/4s, 3/1/14                                                           Aaa              4,210,000
         20,000,000  Metropolitan Wtr. Dist. IFB (Southern CA
                       Waterwks.), 7.96s, 8/10/18                                               Aa2             24,300,000
                     Metropolitan Wtr. Dist. Rev Bonds
         22,600,000    (Southern CA Waterwks.), 5.95s, 8/5/22                                   Aa2             24,492,750
         10,000,000    Ser. A, 5 1/2s, 7/1/10                                                   Aa2             10,925,000
         26,255,000    (Southern CA Waterwks.), Ser. C, 5s, 7/1/27                              Aa2             25,926,813
         51,445,000    Ser. A., 5s, 7/1/26                                                      Aa2             50,866,244
         15,425,000    Ser. A., 5s, 7/1/37                                                      Aa2             15,193,625
         15,000,000    (Southern CA Waterwks.), Ser. B, MBIA,
                       4 3/4s, 7/1/21                                                           Aaa             14,418,750
          8,275,000  Modesto, Dist. Fin. Auth. Rev. Bonds, Ser. A, MBIA,
                       5 3/4s, 10/1/10                                                          Aaa              9,226,625
         10,350,000  Modesto, Irr Dist. Fin. Auth. Rev. Bonds (Domestic
                       Wtr. Project), Ser. D, AMBAC, 4 3/4s, 9/1/22                             Aaa              9,923,063
         16,600,000  Mount Diablo, Hosp. Dist. Rev. Bonds, Ser. A,
                       AMBAC, 5s, 12/1/13                                                       Aaa             17,118,750
                     Northern CA Pwr. Agcy. Pub. Pwr. Rev. Bonds,
                       (Geothermal), Ser. A
          3,925,000    AMBAC, 5.8s, 7/1/09                                                      AAA              4,425,438
          7,720,000    AMBAC, 5.8s, 7/1/09                                                      Aaa              8,685,000
          5,780,000    (Hydroelectric), MBIA, 5 1/4s, 7/1/12                                    AAA              6,126,800
          5,440,000    (Hydroelectric), MBIA, 5 1/4s, 7/1/11                                    AAA              5,800,400
                     Northern CA Pwr. Agcy. Multi. Cap. IFB, MBIA
          4,945,000    9.76s, 8/1/25                                                            Aaa              5,934,000
          6,265,000    Prerefunded, 6.54s, 8/1/25                                               Aaa              7,643,300
                     Northern CA Pwr. Agcy. Multi. Cap. Fac.
                       Rev. Bonds IFB
          4,770,000    9.877s, 8/1/17                                                           Aaa              5,724,000
          3,620,000    Prerefunded, 9.877s, 8/1/17                                              Aaa              4,416,400
                     Oakland CA, Bldg., Auth. Rev. Bonds, AMBAC
          6,540,000    5 1/2s, 4/1/13                                                           Aaa              7,071,375
          6,295,000    5 1/2s, 4/1/12                                                           Aaa              6,845,813
         14,800,000  Oakland, Redev. Agcy. Rev. Bonds, MBIA,
                       5.95s, 9/1/19                                                            Aaa             15,688,000
                     Orange Cnty., COP, Ser. A, MBIA
         14,520,000    6s, 7/1/26                                                               Aaa             16,135,350
         25,285,000    6s, 7/1/07                                                               Aaa             28,540,444
          1,900,000  Orange Cnty., Hsg. Auth. Dev. Rev. Bonds VRDN
                       (Village Niguel), Ser. AA, 2.55s, 12/1/08                                VMIG1            1,900,000
                     Orange Cnty., Local Trans. Auth. Rev. Bonds,
                       Ser. A, MBIA
          5,000,000    5 1/2s, 2/15/09                                                          Aaa              5,506,250
          8,000,000    5 1/2s, 2/15/08                                                          Aaa              8,810,000
          7,845,000    5 1/2s, 2/15/07                                                          Aaa              8,609,888
                     Orange Cnty., Trans. Auth. Sales Tax Rev. Bonds, Ser. A
         11,445,000    5.7s, 2/15/11                                                            Aaa             12,775,481
         11,700,000    5.7s, 2/15/10                                                            Aaa             13,060,125
         13,960,000    5.7s, 2/15/09                                                            Aaa             15,600,300
          8,210,000    5.7s, 2/15/08                                                            Aaa              9,154,150
         16,830,000  Orange Cnty., Wtr. Dist. COP, Ser. A, 5s, 8/15/18                          AA              16,787,925
         12,840,000  Oxnard, Redev. Agcy. Tax Alloc. Rev. Bonds
                       (Cent. City Revitalization), Ser. A, 6 1/2s, 9/1/16                      BBB             13,835,100
         31,850,000  Palm Desert, Fin. Auth. Tax Alloc. IFB, MBIA,
                       7 5/8s, 4/1/22                                                           Aaa             37,543,188
         24,855,000  Pasadena, Cap. Impt. IF COP, AMBAC, 3.43s, 2/1/14                          Aaa             27,154,088
                     Pleasanton, Jt. Pwr. Fin. Auth. Rev. Bonds, Ser. B
          5,420,000    6 3/4s, 9/2/17                                                           BBB/P            5,826,500
          8,365,000    6.6s, 9/2/08                                                             BBB/P            9,013,288
          4,520,000    6 1/2s, 9/2/04                                                           BBB/P            4,943,750
          7,545,000    6 1/8s, 9/2/02                                                           BBB/P            7,969,406
         44,000,000  Rancho Cucamonga, Wtr. Dist. Fin. Auth. Rev. Bonds,
                       AMBAC, 6.427s, 8/17/21                                                   Aaa             47,575,000
          7,095,000  Rancho, Redev. Agcy. Tax Alloc. Rev. Bonds
                       (Rancho Redev.), MBIA, 6 3/4s, 9/1/20                                    Aaa              7,344,957
         10,400,000  Redding, Elec. Syst. Rev. Bonds, MBIA, 9.32s,
                       IFB, 7/8/22                                                              Aaa             13,936,000
          8,000,000  Redlands, Redev. Agcy. Tax Allocation Bonds, Ser. A,
                       MBIA, 4 3/4s, 8/1/21                                                     Aaa              7,690,000
         12,725,000  Sacramento City Fin. Auth. Lease Rev. Bonds, Ser. A,
                       AMBAC, 5 3/8s, 11/1/14                                                   Aaa             13,838,438
         27,000,000  Sacramento, Muni. Util. Dist. Elec. IFB, FGIC,
                       9 3/8s, 8/15/18                                                          Aaa             31,860,000
         12,000,000  Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. A,
                       MBIA, 6 1/4s, 8/15/10                                                    Aaa             13,965,000
          5,000,000  Sacramento, Special Tax Bonds (Northern
                       Natomas Cmnty. Fac.), Ser. 4-A, 5.7s, 9/1/23                             BB/P             5,012,500
                     San Diego Cnty., COP, AMBAC
         15,800,000    5 1/4s, 9/1/06                                                           Aaa             17,064,000
         10,000,000    (Downtown Courthouse), AMBAC,
                       4 1/2s, 5/1/23                                                           Aaa              9,225,000
         21,400,000  San Diego Cnty., IF COP, MBIA, 6.363s, 11/18/19                            Aaa             22,684,000
                     San Diego Cnty., Wtr. Auth., COP, Ser. A
          5,000,000    5 3/4s, 5/1/11                                                           Aa3              5,593,750
          9,500,000    5 1/4s, 5/1/07                                                           Aa3             10,283,750
         12,000,000    FGIC, 5s, 5/1/14                                                         Aaa             12,240,000
         25,000,000    FGIC, 4 3/4s, 5/1/28                                                     Aaa             23,593,750
                     San Diego Cnty., Wtr. Auth. IF COP
         20,000,000    Ser. 91-B, MBIA, 9.02s, 4/8/21                                           Aaa             26,350,000
         28,350,000    Ser. B, MBIA, 9.02s, 4/21/11                                             Aaa             37,953,563
          2,525,000  San Diego, Single Fam. Mtge. Rev. Bonds,
                       zero %, 8/1/16                                                           A3                 482,906
         47,420,000  San Diego, Conv. Ctr. Expansion Fing Auth. Lease
                       Rev. Bonds, Ser. A, 4 3/4s, 4/1/28                                       Aaa             45,108,275
         15,350,000  San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds,
                       FGIC, 5s, 5/15/25                                                        Aaa             15,177,313
                     San Diego, Regl. Bldg. Auth. Lease COP, MBIA
         11,000,000    6.9s, 5/1/23                                                             Aaa             11,646,250
         14,100,000    6.85s, 5/1/13                                                            Aaa             15,157,500
                     San Francisco, City & Cnty. G.O. Bonds, Ser. 1, FGIC
         32,300,000    5 3/4s, 6/15/07                                                          Aaa             36,135,625
         30,470,000    5 3/4s, 6/15/06                                                          Aaa             33,897,875
         10,000,000  San Francisco, Rapid Transit Dist. Sales Tax
                       Rev. Bonds, 5 1/2s, 7/1/09                                               Aa3             11,075,000
                     San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt.
                       Rev. Bonds, Ser. 22, AMBAC
          3,670,000    5 1/4s, 5/1/13                                                           Aaa              3,844,325
          3,490,000    5 1/4s, 5/1/12                                                           Aaa              3,677,588
          3,315,000    5 1/4s, 5/1/11                                                           Aaa              3,513,900
          2,000,000  San Francisco, City & Cnty. Redev. Agy. Multi-Fam.
                       VRDN (Fillmore Ctr.), Ser. A-1, 2 1/2s, 12/1/17                          A-1+             2,000,000
         10,000,000  San Francisco, State Bldg. Auth. Lease Rev. Bonds
                       (San Francisco Civic Ctr. Complex), Ser. A,
                       AMBAC, 5 1/4s, 12/1/21                                                   Aaa             10,158,200
                     San Joaquin Hills, Trans. Corridor Agcy. Toll Rd.
                       Rev. Bonds
         34,125,000    5s, 1/1/33                                                               Baa3            32,632,031
         77,825,000    Sr. Lien, 6 3/4s, 1/1/32                                                 Aaa             87,650,406
         10,000,000    Ser. A, MBIA, 5 1/4s, 1/15/30                                            Aaa             10,162,500
         29,100,000  San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                       (Merged Area Redev), MBIA, 4 3/4s, 8/1/24                                Aaa             27,681,375
                     San Marcos, Pub. Fac. Auth. Rev. Bonds
          2,000,000    5.8s, 9/1/27                                                             BB-/P            2,017,500
          1,635,000    5.8s, 9/1/18                                                             BB-/P            1,665,656
          3,000,000    5 1/2s, 9/1/10                                                           BB-/P            3,026,250
         40,000,000  San Mateo Cnty., Jt. Pwr. Fin. Auth. Rev. Bonds, FSA,
                       5 3/4s, 7/15/29                                                          Aaa             42,500,000
         35,600,000  Santa Clara, Wtr. Dist. Rev. Bonds, FGIC,
                       5 3/4s, 2/1/15                                                           Aaa             38,003,000
          7,525,000  Sierra View, Health Care Dist. Rev. Bonds,
                       5.4s, 7/1/22                                                             BBB-             7,365,094
          2,400,000  Simi Valley, Multi-Fam Hsg. VRDN, Ser. A, 2.8s, 7/1/23                     VMIG1            2,400,000
         45,200,000  South Orange Cnty., Pub. Fin. Auth. Rev. Bonds,
                       FGIC, 5 1/2s, 8/15/15                                                    Aaa             47,968,500
                     Southern CA Pub. Pwr. Auth. Rev. Bonds
          5,465,000    (Southern transmission), Ser. A, MBIA,
                       5 1/4s, 7/1/11                                                           Aaa              5,840,719
         42,690,000    (Mead Adelanto), Ser. A, AMBAC, 4 7/8s, 7/1/20                           Aaa             41,836,200
          3,000,000  Stockton, Cmnty. Fac. Dist. Tax. Rev. Bonds
                       (Mello Roos-Weston Ranch), Ser. A, 5.8s, 9/1/14                          BB-/P            3,063,750
          1,800,000  Stockton, Multi-Fam. Hsg. VRDN (Mariners
                       Pointe Assoc.), Ser. A, 2 3/4s, 9/1/18                                   A-1+             1,800,000
                     Thousand Oaks, Cmnty. Fac. Dist. Special Tax
                       Rev. Bonds (No. 94-1)
         21,775,000    6 7/8s, 9/1/24 (acquired various dates from
                       3/2/95 to 5/20/96, cost $20,683,570) (RES)                               B/P             23,272,031
         33,515,000    zero % 9/1/14 (acquired 3/2/95,
                       cost $10,190,212) (RES)                                                  B/P             12,777,594
         39,727,000  U. of CA Rev. Bonds (UCSD Med. Ctr. Satellite
                       Med. Fac.), 7.9s, 12/1/19                                                A-/P            41,380,835
         59,400,000  U. of CA Hosp. IFB, 6.744s, 9/1/16                                         Aaa             66,676,500
         10,195,000  U. of CA Hosp. Med. Center Rev. Bonds, AMBAC,
                       5.7s, 7/1/11                                                             Aaa             11,125,294
         10,000,000  Vallejo, COP (Marine World Foundation),
                       7.2s, 2/1/26                                                             BB+/P           10,962,500
            700,000  Vallejo, Hsg. Auth. VRDN, 2 3/4s, 1/1/08                                   VMIG1              700,000
         36,945,000  Valley Hlth. Syst. COP, 6 7/8s, 5/15/23                                    BB+/P           39,531,150
          5,385,000  Valley Hlth. Syst. Hosp. Rev. Bonds, Ser. A,
                       6 1/2s, 5/15/15                                                          BBB-             5,775,413
                                                                                                            --------------
                                                                                                             3,614,638,136

Puerto Rico (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Commonwealth of PR, G.O. Bonds
          9,010,000    MBIA, 5 3/4s, 7/1/11                                                     Aaa             10,091,200
          8,600,000    (Pub. Impt.), 5s, 7/1/05                                                 Baa1             9,040,750
         10,000,000  Commonwealth of PR, Infrastructure Fin. Auth.
                       Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 7/1/08                                AAA             10,975,000
                     Commonwealth of PR, Pub. Impt G.O. Bonds, FSA
          8,500,000    5 1/2s, 7/1/11                                                           AAA              9,328,750
          5,000,000    5 1/2s, 7/1/10                                                           AAA              5,493,750
          7,215,000    5 1/2s, 7/1/09                                                           AAA              7,918,463
                     PR Elec. Pwr. Auth. Rev. Bonds
         10,000,000    Ser. CC, MBIA, 5 1/2s, 7/1/08                                            AAA             10,975,000
         10,000,000    Ser. AA, MBIA, 5 3/8s, 7/1/27                                            AAA             10,325,000
                                                                                                            --------------
                                                                                                                74,147,913
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,333,961,700) (b)                                            $3,688,786,049
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,698,576,694.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      March 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $3,336,094,500, resulting in gross unrealized appreciation and depreciation of $354,849,276 and $2,157,727, respectively, or net unrealized appreciation of $352,691,549.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1999 was $277,880,101 or 7.5% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1999.

      The rates shown on FRB are the current interest rates shown at March 31, 1999, which are subject to change based on the terms of the security.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at March 31, 1999.

      The fund had the following industry group concentrations greater than 10% at March 31, 1999 (as a percentage of net assets):

         Water and sewerage      21.7%
         Utilities               13.3
         Health care             11.5
         Transportation          11.4

      The fund had the following insurance concentrations greater than 10% at March 31, 1999 (as a percentage of net assets):

         MBIA                    25.3%
         AMBAC                   14.2


-------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 1999 (Unaudited)

                                     Aggregate Face     Expiration  Unrealized
                        Total Value      Value             Date    Depreciation
-------------------------------------------------------------------------------
Muni Bond
Index (Short)          $109,751,250  $109,498,259         Jun-99    $(252,991)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,333,961,700) (Note 1)                                        $3,688,786,049
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       47,356,458
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       30,959,324
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,490,209
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         416,250
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,772,008,290

Liabilities
-----------------------------------------------------------------------------------------------
Payable for subcustodian (Note 2)                                                       369,963
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 8,388,908
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     50,898,825
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,253,153
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,088,367
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              292,649
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            38,863
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,393
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,994,353
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   99,122
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    73,431,596
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,698,576,694

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,372,270,095
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          7,465,397
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gains on investments (Note 1)               (35,730,156)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          354,571,358
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,698,576,694

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,015,234,937 divided by 345,048,103 shares)                                            $8.74
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.74)*                                    $9.18
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($663,752,072 divided by 76,046,864 shares)**                                             $8.73
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($19,589,685 divided by 2,246,560 shares)                                                 $8.72
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.72)***                                  $9.01
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Tax exempt interest income:                                                        $101,496,316
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,272,356
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,834,442
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,325
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         14,378
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,032,744
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,762,828
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    42,337
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  38,283
-----------------------------------------------------------------------------------------------
Registration fees                                                                         9,311
-----------------------------------------------------------------------------------------------
Auditing                                                                                 34,051
-----------------------------------------------------------------------------------------------
Legal                                                                                    44,103
-----------------------------------------------------------------------------------------------
Postage                                                                                  60,565
-----------------------------------------------------------------------------------------------
Other                                                                                   262,394
-----------------------------------------------------------------------------------------------
Total expenses                                                                       16,425,117
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (142,937)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         16,282,180
-----------------------------------------------------------------------------------------------
Net investment income                                                                85,214,136
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      5,753,032
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (2,126,270)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period            (44,543,553)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (40,916,791)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 44,297,345
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   85,214,136  $  182,145,593
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      3,626,762       9,253,987
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (44,543,553)     80,739,975
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 44,297,345     272,139,555
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (73,452,579)   (151,806,061)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (13,619,374)    (25,903,310)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (400,668)       (631,945)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (16,229,723)    (14,439,035)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,456,456)     (2,752,005)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (84,929)        (60,933)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         31,673,531     (21,698,752)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (31,272,853)     54,847,514

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,729,849,547   3,675,002,033
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $7,465,397
and $9,723,882, respectively)                                                    $3,698,576,694  $3,729,849,547
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         March 31
operating performance           (Unaudited)                                  Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.89            $8.71            $8.46            $8.37            $8.09            $8.92
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .21              .44(c)           .44              .47              .48              .50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.10)             .21              .28              .09              .31             (.81)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .11              .65              .72              .56              .79             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.21)            (.43)            (.45)            (.47)            (.48)**          (.50)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.05)            (.04)            (.02)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.03)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.26)            (.47)            (.47)            (.47)            (.51)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.74            $8.89            $8.71            $8.46            $8.37            $8.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.26*            7.75             8.71             6.81            10.07            (3.53)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,015,235       $3,073,178       $3,087,795       $3,149,797       $3,168,277       $3,260,769
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .39*             .77              .74              .74              .74              .68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.35*            5.06             5.20             5.60             5.86             5.86
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.39*           30.88            23.51            29.47            47.73            21.06
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         March 31
operating performance           (Unaudited)                                Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.88            $8.70            $8.45            $8.37            $8.08            $8.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .18              .39(c)           .39              .42              .42              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.10)             .21              .27              .07              .32             (.81)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .08              .60              .66              .49              .74             (.36)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.18)            (.38)            (.39)            (.41)            (.42)**          (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.05)            (.04)            (.02)              --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.23)            (.42)            (.41)            (.41)            (.45)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.73            $8.88            $8.70            $8.45            $8.37            $8.08
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.93*            7.05             8.02             5.99             9.47            (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $663,752         $641,686         $573,309         $510,394         $416,367         $349,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .71*            1.42             1.39             1.39             1.39             1.32
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.03*            4.41             4.54             4.94             5.17             5.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.39*           30.88            23.51            29.47            47.73            21.06
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        Feb. 14, 1995+
operating performance                            (Unaudited)                Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.88            $8.70            $8.45            $8.36            $8.13
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .19              .41(c)           .42              .45              .29
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.10)             .22              .27              .08              .24
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .09              .63              .69              .53              .53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.20)            (.41)            (.42)            (.44)            (.30)**
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.05)            (.04)            (.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)            (.45)            (.44)            (.44)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.72            $8.88            $8.70            $8.45            $8.36
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               0.99*            7.43             8.39             6.48             6.56*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $19,590          $14,986          $13,898           $9,149           $4,108
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .54*            1.07             1.04             1.04              .69*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.21*            4.76             4.92             5.24             3.52*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               6.39*           30.88            23.51            29.47            47.73
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam California Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term California tax exempt securities.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

As part of the subcustodian contract between the subcustodian bank and by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $142,937 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,850 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $128,204 and $2,437 from the sale of class A and class M shares, respectively and $482,980 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $9,216 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $293,145,643 and $234,487,533, respectively. Purchases and sales of short-term municipal obligations aggregated $185,345,000 and $198,695,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,934,977       $149,233,389
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,182,828         45,615,095
-----------------------------------------------------------------------------
                                                22,117,805        194,848,484

Shares
repurchased                                    (22,843,418)      (201,329,128)
-----------------------------------------------------------------------------
Net decrease                                      (725,613)      $ (6,480,644)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     27,255,104       $238,598,726
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    9,363,957         82,108,906
-----------------------------------------------------------------------------
                                                36,619,061        320,707,632

Shares
repurchased                                    (45,556,769)      (398,786,047)
-----------------------------------------------------------------------------
Net decrease                                    (8,937,708)      $(78,078,415)
-----------------------------------------------------------------------------

                                               Six months ended March 31,1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,255,134        $63,879,993
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,136,804          9,994,039
-----------------------------------------------------------------------------
                                                 8,391,938         73,874,032

Shares
repurchased                                     (4,611,464)       (40,601,129)
-----------------------------------------------------------------------------
Net increase                                     3,780,474        $33,272,903
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,991,389       $122,518,926
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,829,737         16,028,898
-----------------------------------------------------------------------------
                                                15,821,126        138,547,824

Shares
repurchased                                     (9,479,611)       (82,954,732)
-----------------------------------------------------------------------------
Net increase                                     6,341,515       $ 55,593,092
-----------------------------------------------------------------------------

                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,831,009        $51,164,295
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       38,770            340,808
-----------------------------------------------------------------------------
                                                 5,869,779         51,505,103

Shares
repurchased                                     (5,310,737)       (46,623,831)
-----------------------------------------------------------------------------
Net increase                                       559,042        $ 4,881,272
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        640,409         $5,607,163
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       57,444            503,211
-----------------------------------------------------------------------------
                                                   697,853          6,110,374

Shares
repurchased                                       (608,320)        (5,323,803)
-----------------------------------------------------------------------------
Net increase                                        89,533         $  786,571
-----------------------------------------------------------------------------



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Leslie J. Burke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam California Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com.

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PUTNAM
INVESTMENTS
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